Related Party Transactions	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 9 — RELATED PARTY TRANSACTIONS

Services provided by related parties

The Company uses affiliate employees for various services such as the use of accountants to record the books and accounts of the Company at no charge to the Company, which are considered immaterial.

Office space from related parties

The Company uses office space of affiliate companies, free of rent, which is considered immaterial.

Revenue from related party and cost of revenue from related party

The Company’s general support services operate under a GSA with TCM providing personnel and technical support, marketing, accounting, risk monitoring, documentation processing and customer care and support. The minimum monthly amount received is $1,600,000.

The Company’s general support services operate under a GSA with FXDIRECT receiving personnel and technical support, marketing, accounting, risk monitoring, documentation processing and customer care and support. The minimum monthly amount payable is $1,575,000.

Both of the above entities are affiliates through common ownership.

During the three and nine months ended June 30, 2022 and 2021, general support services provided to the related party, which was recorded as revenue — general support services — related party on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss were as follows:

	Three Months Ended June 30, 2022	Three Months Ended June 30, 2021	Nine Months Ended June 30, 2022	Nine Months Ended June 30, 2021
Service provided to:
TCM	$4,800,000	$4,800,000	$14,400,000	$14,400,000
	$4,800,000	$4,800,000	$14,40,000	$14,400,000

During the three and nine months ended June 30, 2022 and 2021, services received from the related party, which was recorded as cost of revenue — general support services — related party on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss were as follows:

	Three Months Ended June 30, 2022	Three Months Ended June 30, 2021	Nine Months Ended June 30, 2022	Nine Months Ended June 30, 2021
Service received from:
FXDIRECT	$4,725,000	$4,725,000	$14,175,000	$14,175,000
	$4,725,000	$4,725,000	$14,175,000	$14,175,000

Due from affiliates

At June 30, 2022 and September 30, 2021, due from related parties consisted of the following:

	June 30, 2022	September 30, 2021
NUKK Capital(*)	$—	$144,696
TCM	871,344	2,473,177
Total	$871,344	$2,617,873

(*)      An entity controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.

The balance of due from NUKK Capital represent the Company’s prior investment in digital currency that was transferred to NUKK Capital in March 2019. The balance of due from TCM represent unsettled funds due related to the General Services Agreement and monies that the Company paid on behalf of TCM.

Management believes that the related parties’ receivables are fully collectable. Therefore, no allowance for doubtful account is deemed to be required on its due from related parties at June 30, 2022 and September 30, 2021. The Company historically has not experienced uncollectible receivable from the related parties.

Due to affiliates

At June 30, 2022 and September 30, 2021, due to related parties consisted of the following:

	June 30, 2022	September 30, 2021
Forexware LLC(*)	$1,049,229	$579,229
FXDIRECT	2,556,076	3,341,893
CMH	42,000	42,000
FXDD Trading(*)	266,511	294,670
Total	$3,913,816	$4,257,792

(*)      Forexware LLC and FXDD Trading are both controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.

The balances of due to related parties represent expenses paid by Forexware LLC, FXDIRECT, and FXDD Trading on behalf of the Company and advances from CMH. The balance due to FXDIRECT may also include unsettled funds due related to the General Service Agreement.

The related parties’ payables are short-term in nature, non-interest bearing, unsecured and repayable on demand.

Letter agreement with ClearThink

Nukkleus is party to a letter agreement with ClearThink dated as of November 22, 2021, pursuant to which ClearThink was engaged by Nukkleus in connection with the Business Combination (See Note 14 - White Lion Stock Purchase Agreement).

Craig Marshak, a member of the Board of Directors of Nukkleus, is a managing director of ClearThink, a transaction advisory firm. ClearThink has been engaged by Nukkleus to serve as the exclusive transactional financial advisor, and finder with respect to the Business Combination, to advise Nukkleus with respect to the Business Combination. As of June 30, 2022 Nukkleus has paid ClearThink $140,000, which have been included in professional fees on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss, and upon closing of the Business Combination Nukkleus is obligated to pay ClearThink 1.2% of the total transaction value plus reimbursable expenses less the $140,000 paid to ClearThink as of June 30, 2022.

NOTE 10 — RELATED PARTY TRANSACTIONS

Services provided by related parties

The Company uses affiliate employees for various services such as the use of accountants to record the books and accounts of the Company at no charge to the Company, which are considered immaterial.

Office space from related parties

The Company uses office space of affiliate companies, free of rent, which is considered immaterial.

Revenue from related party and cost of revenue from related party

The Company’s general support services operate under a GSA with TCM providing personnel and technical support, marketing, accounting, risk monitoring, documentation processing and customer care and support. The minimum monthly amount received is $1,600,000.

The Company’s general support services operate under a GSA with FXDIRECT receiving personnel and technical support, marketing, accounting, risk monitoring, documentation processing and customer care and support. The minimum monthly amount payable is $1,575,000.

Both of the above entities are affiliates through common ownership.

During the years ended September 30, 2021 and 2020, general support services provided to the related party, which was recorded as revenue — general support services — related party on the accompanying consolidated statements of operations and comprehensive loss were as follows:

	Year Ended September 30, 2021	Year Ended September 30, 2020
Service provided to:
TCM	$19,200,000	$19,200,000
	$19,200,000	$19,200,000

During the years ended September 30, 2021 and 2020, services received from the related party, which was recorded as cost of revenue — general support services — related party on the accompanying consolidated statements of operations and comprehensive loss were as follows:

	Year Ended September 30, 2021	Year Ended September 30, 2020
Service received from:
FXDIRECT	$18,900,000	$18,900,000
	$18,900,000	$18,900,000

Due from affiliates

At September 30, 2021 and 2020, due from related parties consisted of the following:

	September 30, 2021	September 30, 2020
NUKK Capital(*)	$144,696	$144,696
TCM	2,473,177	3,565,076
Total	$2,617,873	$3,709,772

(*)      An entity controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.

The balances of due from NUKK Capital represent the Company’s prior investment in digital currency that was transferred to NUKK Capital in March 2019. The balance of due from TCM represent unsettled funds due related to the General Services Agreement and monies that the Company paid on behalf of TCM.

Management believes that the related parties’ receivables are fully collectable. Therefore, no allowance for doubtful account is deemed to be required on its due from related parties at September 30, 2021 and 2020. The Company historically has not experienced uncollectible receivable from the related parties.

Due to affiliates

At September 30, 2021 and 2020, due to related parties consisted of the following:

	September 30, 2021	September 30, 2020
Forexware LLC(*)	$579,229	$579,229
FXDIRECT	3,341,893	4,111,277
CMH	42,000	42,000
FXDD Trading(*)	294,670	471
Total	$4,257,792	$4,732,977

(*)      Forexware LLC and FXDD Trading are both controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.

The balances of due to related parties represent expenses paid by Forexware LLC, FXDIRECT, and FXDD Trading on behalf of the Company and advances from CMH. The balance due to FXDIRECT may also include unsettled funds due related to the General Service Agreement.

The related parties’ payables are short-term in nature, non-interest bearing, unsecured and repayable on demand.

Brilliant Acquisition Corp [Member]
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In May, August and September 2019, the Company issued an aggregate amount of 1,150,000 founder shares (the “Founder Shares”) to the initial shareholders for an aggregate purchase price of $25,000 in cash. The Founder Shares included an aggregate amount of up to 150,000 shares subject to forfeiture by the initial shareholders to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the initial shareholders would collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the initial shareholders did not purchase any Public Shares in the Initial Public Offering and excluding the Private Units and underlying securities). On June 30, 2020, as a result of the underwriters’ election to fully exercise their over-allotment option, 150,000 Founder Shares are no longer subject to forfeiture.

The initial shareholders have agreed not to transfer, assign or sell any of the Founder Shares (except to certain permitted transferees) until, the earlier of (i) one year after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, , or earlier, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Promissory Note — Related Party and Due to Related Party

On August 21, 2019, as amended on December 31, 2019, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company could borrow up to an aggregate principal amount of $300,000, of which $243,833 was outstanding under the Promissory Note as of June 26, 2020. The note was non-interest bearing and payable on the earlier of (i) June 30, 2020 or (ii) the consummation of the Initial Public Offering. Proceeds from the close of the Initial Public Offering cleared in the bank account of the Company on June 29, 2020. On August 13, 2020, the Promissory Note was amended such that it is due and payable on October 31, 2020 and effective as of the date of the consummation of the Initial Public Offering, June 26, 2020. On November 12, 2020 the Promissory Note was amended such that it is due and payable on May 31, 2021 and was made effective as of October 30, 2020. On June 18, 2021 the Promissory Note was amended such that it is due and payable on September 30, 2021 and was made effective as of May 31, 2021. On October 1, 2021, the Promissory Note was amended such that it is due and payable on the date on which we consummate our initial business combination and was made effective as of October 1, 2021.

As discussed in Note 1, the Company may extend the period of time to consummate a Business Combination up to three times, each by an additional three months (for a total of 21 months to complete a Business Combination). In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees must deposit into the Trust Account $460,000 ($0.10 per Unit), up to an aggregate amount of $1,380,000 or $0.30 per Unit, on or prior to the date of the applicable deadline, for each three months extension.

Any such payments would be made in the form of a loan. If the Company completes a Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. If the Company does not complete a Business Combination, the Company will not repay such loans. Furthermore, the letter agreement with the initial shareholders contains a provision pursuant to which the Sponsor has agreed to waive its right to be repaid for such loans in the event that the Company does not complete a Business Combination. The Sponsor and its affiliates or designees are not obligated to fund the Trust Account to extend the time for the Company to complete a Business Combination.

On June 21, 2021, we issued an unsecured promissory note to our sponsor (the Promissory Note II), pursuant to which we could borrow up to an aggregate principal amount of $460,000. The note was non-interest bearing and payable on the earlier of (i) September 30, 2021 or (ii) the consummation of our initial business combination. On October 1, 2021, the Promissory Note was amended such that it is due and payable on the date on which we consummate our initial business combination and was made effective as of October 1, 2021. The amount of $460,000 was outstanding under the Promissory Note II as of June 30, 2022.

On September 21, 2021, we issued an unsecured promissory note to our sponsor (the Promissory Note III), pursuant to which we could borrow up to an aggregate principal amount of $461,000, of which $461,000 was outstanding under the Promissory Note III as of June 30, 2022. The $460,000 was borrowed for the three months extension deposit until December 23, 2021 and the other $1,000 was borrowed for the trust account management expense. The note was non-interest bearing and payable on the date on which we consummate our initial business combination.

On December 23, 2021, we issued an unsecured promissory note to our sponsor (the Promissory Note IV), pursuant to which we could borrow up to an aggregate principal amount of $460,000. We borrowed $460,500 in total, including the $460,000 under the Promissory Note IV for the three months extension deposit until March 23, 2022 and $500 due to related party for the trust account management expense. The amount of $460,000 was outstanding under the Promissory Note IV as of June 30, 2022. The note was non-interest bearing and payable on the date on which we consummate our initial business combination.

On March 20, 2022, we issued an unsecured promissory note to our sponsor (the Promissory Note V), pursuant to which we could borrow up to an aggregate principal amount of $634,594. The sponsor initially deposited $736,000 on March 18, 2022, and $101,406 was returned to the sponsor on March 28, 2022 due to the fact that the Company’s shareholders elected to redeem an aggregate amount of 633,792 shares in connection with the Special Meeting. As of June 30, 2022, $634,594 was outstanding under the Promissory Note V. The note is non-interest bearing and payable on the date on which we consummate our initial business combination.

Advance from related party

As of June 30, 2022, the Sponsor advanced $670,600 to the Company for working capital purposes. For the six months ended June 30, 2022, the Company borrowed $670,100 to pay for operating costs and expenses related to the Business Combination.

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

In May, August and September 2019, the Company issued an aggregate of 1,150,000 founder shares (the “Founder Shares”) to the initial shareholders for an aggregate purchase price of $25,000 in cash. The Founder Shares included an aggregate of up to 150,000 shares subject to forfeiture by the initial shareholders to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the initial shareholders would collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the initial shareholders did not purchase any Public Shares in the Initial Public Offering and excluding the Private Units and underlying securities). On June 30, 2020, 2020, as a result of the underwriters’ election to fully exercise their over-allotment option, 150,000 Founder Shares are no longer subject to forfeiture.

The initial shareholders have agreed not to transfer, assign or sell any of the Founder Shares (except to certain permitted transferees) until, with respect to 50% of the Founder Shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, with respect to the remaining 50% of the Founder Shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Promissory Note — Related Party and Due to Related Party

On August 21, 2019, as amended on December 31, 2019, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company could borrow up to an aggregate principal amount of $300,000, of which $243,833 was outstanding under the Promissory Note as of June 26, 2020. The note was non-interest bearing and payable on the earlier of (i) June 30, 2020 or (ii) the consummation of the Initial Public Offering. Proceeds from the close of the Initial Public Offering cleared in the bank account of the Company on June 29, 2020. On August 13, 2020, the Promissory Note was amended such that it is due and payable on October 31, 2020 and effective as of the date of the consummation of the Initial Public Offering, June 26, 2020. On November 12, 2020 the Promissory Note was amended such that it is due and payable on May 31, 2021 and was made effective as of October 30, 2020. On June 18, 2021 the Promissory Note was amended such that it is due and payable on September 30, 2021 and was made effective as of May 31, 2021. On October 1, 2021, the Promissory Note was amended such that it is due and payable on the date on which we consummate our initial business combination and was made effective as of October 1, 2021.

As discussed in Note 1, the Company may extend the period of time to consummate a Business Combination up to three times, each by an additional three months (for a total of 21 months to complete a Business Combination). In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees must deposit into the Trust Account $460,000 ($0.10 per Unit), up to an aggregate of $1,380,000 or $0.30 per Unit, on or prior to the date of the applicable deadline, for each three months extension. Any such payments would be made in the form of a loan. If the Company completes a Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. If the Company does not complete a Business Combination, the Company will not repay such loans. Furthermore, the letter agreement with the initial shareholders contains a provision pursuant to which the Sponsor has agreed to waive its right to be repaid for such loans in the event that the Company does not complete a Business Combination. The Sponsor and its affiliates or designees are not obligated to fund the Trust Account to extend the time for the Company to complete a Business Combination.

On June 21, 2021, we issued an unsecured promissory note to our sponsor (the Promissory Note II), pursuant to which we could borrow up to an aggregate principal amount of $460,000. The note was non-interest bearing and payable on the earlier of (i) September 30, 2021 or (ii) the consummation of our initial business combination. On October 1, 2021, the Promissory Note was amended such that it is due and payable on the date on which we consummate our initial business combination and was made effective as of October 1, 2021. The amount of $460,000 was outstanding under the Promissory Note II as of December 31, 2021

On September 21, 2021, we issued an unsecured promissory note to our sponsor (the Promissory Note III), pursuant to which we could borrow up to an aggregate principal amount of $461,000, of which $461,000 was outstanding under the Promissory Note III as of December 31, 2021. The $460,000 was borrowed for the three months extension deposit until December 23, 2021 and the other $1,000 was borrowed for the trust account management expense. The note was non-interest bearing and payable on the date on which we consummate our initial business combination.

On December 23, 2021, we issued an unsecured promissory note to our sponsor (the Promissory Note IV), pursuant to which we could borrow up to an aggregate principal amount of $460,000. We borrowed $460,500 in total, including the $460,000 under the Promissory Note IV for the three months extension deposit until March 23, 2022 and $500 due to related party for the trust account management expense. The amount of $460,000 was outstanding under the Promissory Note IV as of December 31, 2021. The note was non-interest bearing and payable on the date on which we consummate our initial business combination.

On March 20, 2022, we issued an unsecured promissory note to our sponsor (the Promissory Note V), pursuant to which we could borrow up to an aggregate principal amount of $634,594. The sponsor initially deposited $736,000 on March 18, 2022, and $101,406 was returned to the sponsor on March 28, 2022 due to the fact that the Company’s shareholders elected to redeem an aggregate of 633,792 shares in connection with the Special Meeting. As of the date of the issuance of this report, $634,594 was outstanding under the Promissory Note V. The note is non-interest bearing and payable on the date on which we consummate our initial business combination.